Accounts payable and accrued expenses - Summary of Accounts Payable and Accrued Expenses (Detail) - USD ($) $ in Thousands	Dec. 31, 2018	Dec. 31, 2017
Accounts Payable And Accrued Expenses [Line Items]
Accounts payable and accrued expenses	$ 42,353	$ 45,609
Marketing Suppliers [member]
Accounts Payable And Accrued Expenses [Line Items]
Accounts payable and accrued expenses	25,484	28,301
Provision for Invoices to be Received [member]
Accounts Payable And Accrued Expenses [Line Items]
Accounts payable and accrued expenses	8,513	6,285
Affiliated Agencies [member]
Accounts Payable And Accrued Expenses [Line Items]
Accounts payable and accrued expenses		977
Other Suppliers [member]
Accounts Payable And Accrued Expenses [Line Items]
Accounts payable and accrued expenses	$ 8,356	$ 10,046